Quarterly Report
September 30, 2020
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 2.8%
Honeywell International, Inc.	7,594	$1,250,048
MTU Aero Engines Holding AG	1,402	233,416
Rolls-Royce Holdings PLC	58,647	97,312
		$1,580,776
Airlines – 0.9%
Aena S.A. (a)	3,746	$521,786
Alcoholic Beverages – 5.7%
Carlsberg A.S., “B”	2,235	$300,943
Diageo PLC	35,449	1,214,419
Heineken N.V.	9,931	883,516
Pernod Ricard S.A.	4,968	793,037
		$3,191,915
Apparel Manufacturers – 3.9%
Burberry Group PLC	15,197	$304,730
Compagnie Financiere Richemont S.A.	7,948	532,427
LVMH Moet Hennessy Louis Vuitton SE	2,914	1,362,283
		$2,199,440
Automotive – 0.5%
Aptiv PLC	2,739	$251,112
Broadcasting – 2.6%
Omnicom Group, Inc.	3,171	$156,964
Walt Disney Co.	8,058	999,837
WPP Group PLC	40,307	314,788
		$1,471,589
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	3,424	$124,051
Deutsche Boerse AG	1,545	271,353
TD Ameritrade Holding Corp.	10,118	396,120
		$791,524
Business Services – 8.5%
Accenture PLC, “A”	6,533	$1,476,392
Adecco S.A.	4,411	233,133
Brenntag AG	4,111	261,723
Cognizant Technology Solutions Corp., “A”	8,433	585,419
Compass Group PLC	22,753	341,549
Equifax, Inc.	3,601	564,997
Fidelity National Information Services, Inc.	4,457	656,115
PayPal Holdings, Inc. (a)	3,429	675,616
		$4,794,944
Cable TV – 3.8%
Comcast Corp., “A”	42,650	$1,972,989
Liberty Broadband Corp. (a)	1,222	174,587
		$2,147,576
Chemicals – 2.6%
3M Co.	5,190	$831,334
PPG Industries, Inc.	5,180	632,375
		$1,463,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.8%
Check Point Software Technologies Ltd. (a)	5,914	$711,691
Oracle Corp.	14,317	854,725
		$1,566,416
Computer Software - Systems – 0.5%
Cisco Systems, Inc.	6,905	$271,988
Construction – 0.5%
Otis Worldwide Corp.	4,688	$292,625
Consumer Products – 5.3%
Colgate-Palmolive Co.	8,250	$636,487
Essity AB	36,011	1,217,543
Reckitt Benckiser Group PLC	11,453	1,117,245
		$2,971,275
Electrical Equipment – 4.6%
Amphenol Corp., “A”	2,945	$318,855
Legrand S.A.	7,907	631,245
Schneider Electric SE	13,231	1,642,165
		$2,592,265
Electronics – 1.9%
Hoya Corp.	3,000	$338,159
Microchip Technology, Inc.	2,408	247,446
Samsung Electronics Co. Ltd.	9,894	498,516
		$1,084,121
Food & Beverages – 5.0%
Danone S.A.	17,243	$1,116,358
Kellogg Co.	574	37,074
Nestle S.A.	14,000	1,661,973
		$2,815,405
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	3,051	$282,462
Wynn Resorts Ltd.	247	17,737
		$300,199
Insurance – 1.5%
AON PLC	3,275	$675,632
Willis Towers Watson PLC	845	176,453
		$852,085
Internet – 1.1%
eBay, Inc.	11,600	$604,360
Machinery & Tools – 1.7%
Carrier Global Corp.	3,872	$118,251
Kubota Corp.	46,900	838,987
		$957,238
Major Banks – 3.8%
Bank of New York Mellon Corp.	15,156	$520,457
Erste Group Bank AG (a)	5,555	116,173
Goldman Sachs Group, Inc.	3,569	717,262
State Street Corp.	6,456	383,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	37,255	$415,902
		$2,152,829
Medical Equipment – 15.4%
Abbott Laboratories	8,503	$925,381
Cooper Cos., Inc.	1,757	592,320
EssilorLuxottica (a)	1,557	211,729
Medtronic PLC	16,668	1,732,139
Olympus Corp.	19,400	402,690
Sonova Holding AG (a)	650	164,855
Stryker Corp.	5,013	1,044,559
Thermo Fisher Scientific, Inc.	4,768	2,105,167
Waters Corp. (a)	2,654	519,335
Zimmer Biomet Holdings, Inc.	6,908	940,455
		$8,638,630
Other Banks & Diversified Financials – 4.9%
American Express Co.	5,655	$566,914
Grupo Financiero Banorte S.A. de C.V. (a)	23,925	82,904
Julius Baer Group Ltd.	4,783	203,928
Kasikornbank Co. Ltd.	16,200	39,343
Visa, Inc., “A”	9,141	1,827,926
		$2,721,015
Pharmaceuticals – 5.0%
Bayer AG	12,853	$803,355
Johnson & Johnson	766	114,042
Merck KGaA	4,664	681,077
Roche Holding AG	3,461	1,184,229
		$2,782,703
Railroad & Shipping – 5.1%
Canadian National Railway Co.	11,371	$1,210,557
Kansas City Southern Co.	6,115	1,105,775
Union Pacific Corp.	2,626	516,981
		$2,833,313
Real Estate – 0.4%
Deutsche Wohnen SE	4,585	$229,488
Restaurants – 0.4%
Whitbread PLC	7,666	$209,093
Specialty Chemicals – 4.8%
Akzo Nobel N.V.	7,486	$758,505
L'Air Liquide S.A.	3,819	606,012
Linde PLC	1,164	277,183
Linde PLC	4,391	1,039,427
		$2,681,127
Specialty Stores – 0.3%
Hermes International	166	$143,089
Trucking – 1.3%
United Parcel Service, Inc., “B”	4,193	$698,680
Total Common Stocks		$55,812,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	169,226	$169,226

Other Assets, Less Liabilities – 0.2%		134,697
Net Assets – 100.0%		$56,116,238
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $169,226 and $55,812,315, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,909,089	$—	$—	$30,909,089
France	1,909,395	4,596,523	—	6,505,918
Switzerland	3,980,545	415,902	—	4,396,447
United Kingdom	1,421,975	2,177,161	—	3,599,136
Germany	2,480,412	—	—	2,480,412
Netherlands	1,642,021	—	—	1,642,021
Japan	—	1,579,836	—	1,579,836
Sweden	1,217,543	—	—	1,217,543
Canada	1,210,557	—	—	1,210,557
Other Countries	794,595	1,476,761	—	2,271,356
Mutual Funds	169,226	—	—	169,226
Total	$45,735,358	$10,246,183	$—	$55,981,541
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$198,259	$9,404,916	$9,433,895	$(54)	$—	$169,226
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,486	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	55.6%
France	11.6%
Switzerland	7.8%
United Kingdom	6.4%
Germany	4.4%
Netherlands	2.9%
Japan	2.8%
Sweden	2.2%
Canada	2.2%
Other Countries	4.1%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.